Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Nivalis Therapeutics, Inc. (the “Company” or “Nivalis”), incorporated in Delaware on August 1, 2012, is a pharmaceutical company that has historically focused on the discovery and development of product candidates for patients with cystic fibrosis, or CF. In November 2016, the Company announced that its Phase 2 trial, evaluating the efficacy and safety of cavosonstat in adult patients with CF, had failed to demonstrate a benefit in its primary endpoint. On January 3, 2017, the Company announced that its Board of Directors had initiated a process to explore and review a range of strategic alternatives. At that time, the Company also announced that it had engaged a financial advisor and established a Special Committee of the Board to explore strategic alternatives. As a result of this process, on April 18, 2017, the Company, Nautilus Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and Alpine Immune Sciences, Inc., a Delaware corporation (“Alpine”),entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Alpine, with Alpine continuing as a wholly owned subsidiary of Nivalis and the surviving corporation of the merger (the “Merger”). See Note 7 below for more information regarding the Merger.

1. Organization and Description of Business

Nivalis Therapeutics, Inc. (the “Company” or “Nivalis”), incorporated in Delaware on August 1, 2012, is a pharmaceutical company that has historically focused on the discovery and development of product candidates for patients with cystic fibrosis, or CF.